Share based compensation - Number of shares warrants give right to for Plan 2020 (Details) - 2020 plan		12 Months Ended
	Apr. 07, 2020 shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share based payment arrangement
Number of warrant expired.		47,600	40,000
Outstanding at January 1		410,500	450,500
Forfeited		(330,500)
Exercised		(2,400)
Expired		(47,600)	(40,000)
Outstanding as at December 31		30,000	410,500
Exercisable at December 31		30,000	410,500
Maximum Number Of Warrants Approved For Issuance		550,000
Number Of Common Share Per Warrant	1
Maximum Number Of Common Share Available For Issue		550,000
Maximum Number Of Warrant Holders		150
Percentage Of Warrant Vesting At Grant Date		34
Percentage Of Warrant Vesting At First Anniversary Of Grant Date		33
Percentage Of Warrant Vesting At Second Anniversary Of Grant Date		33
Exercise Price Per Warrant | € / shares		€ 11.94